Significant Risks (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024 USD ($)	Jun. 30, 2025 HKD ($)
Significant Risks [Line Items]
Purchase denominated value (in Dollars)	$ 2,948,367
Percentage of purchases denominated appreciation increase	1.00%
Percentage of purchases denominated appreciation Decrease	1.00%
Allowance for expected credit losses (in Dollars)	$ 46,425			$ 2
Outstanding bank borrowings (in Dollars)	$ 5,195,624			$ 5,178,003
Percentage of bank borrowings	1.00%
Interest expense per annum (in Dollars)	$ 51,956
HK [Member]
Significant Risks [Line Items]
Foreign exchange risk	7.8				7.8
US [Member]
Significant Risks [Line Items]
Foreign exchange risk	1				1
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Significant Risks [Line Items]
Concentration risk percentage	22.00%	25.00%	14.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Significant Risks [Line Items]
Concentration risk percentage	68.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Significant Risks [Line Items]
Concentration risk percentage	12.00%	14.00%	12.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Significant Risks [Line Items]
Concentration risk percentage	20.00%
Customer Concentration Risk [Member] | Customer three [Member] | Revenue Benchmark [Member]
Significant Risks [Line Items]
Concentration risk percentage	10.00%		11.00%
Customer Concentration Risk [Member] | Customer three [Member] | Accounts Receivable [Member]
Significant Risks [Line Items]
Concentration risk percentage	11.00%
Vendors One [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Significant Risks [Line Items]
Concentration risk percentage	22.00%	29.00%	72.00%
Vendors One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Significant Risks [Line Items]
Concentration risk percentage				100.00%
Vendors One [Member] | Supplier Concentration Risk [Member] | HK [Member] | Accounts Payable [Member]
Significant Risks [Line Items]
Concentration risk percentage	99.00%
Vendors Two [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Significant Risks [Line Items]
Concentration risk percentage	18.00%	19.00%	12.00%
Vendors Three [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Significant Risks [Line Items]
Concentration risk percentage	16.00%	18.00%
Vendors Four [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Significant Risks [Line Items]
Concentration risk percentage		13.00%
Hong Kong [Member]
Significant Risks [Line Items]
Deposits (in Dollars)	$ 4,217,560			$ 3,020,683
Thailand [Member]
Significant Risks [Line Items]
Deposits (in Dollars)	1,600,000
Minimum [Member]
Significant Risks [Line Items]
Purchase denominated value (in Dollars)	29,484
Insured amount	63,695				$ 500,000
Maximum [Member]
Significant Risks [Line Items]
Purchase denominated value (in Dollars)	29,484
Insured amount	101,912				$ 800,000
Interest Rate Risk [Member]
Significant Risks [Line Items]
Outstanding bank borrowings (in Dollars)	$ 5,195,624
Percentage of bank borrowings	1.00%
Interest expense per annum (in Dollars)	$ 51,956